Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories
Schedule of inventories

	June 30,	December 31,
	2024	2023
	(Unaudited)
Crude oil	4,758,029	4,715,047
Materials for goods production	3,751,880	3,130,816
Fuels and petrochemicals (2)	2,858,617	2,356,585
	11,368,526	10,202,448
(1)	The variation is mainly due to better operations in refineries and lower output of products due to low demand for gasoline, considering i) the increase in prices, ii) navigation restrictions to evacuate products, offset by the higher fuel exports.